Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest on securities
Taxable	$ 17,500	$ 13,881	$ 16,357
Nontaxable	140	227	305
Interest and fees on loans	62,355	69,454	84,882
Interest on federal funds sold and interest bearing deposits	797	979	661
Total interest income	80,792	84,541	102,205
INTEREST EXPENSE
Interest on savings deposits	2,371	3,952	6,031
Interest on time certificates	8,615	11,345	18,749
Interest on short term borrowings	276	237	431
Interest on subordinated debt	1,084	1,188	1,354
Interest on other borrowings	1,607	1,607	2,051
Total interest expense	13,953	18,329	28,616
NET INTEREST INCOME	66,839	66,212	73,589
Provision for loan losses	1,974	31,680	124,767
NET INTEREST INCOME (LOSS) AFTER PROVISION FOR LOAN LOSSES	64,865	34,532	(51,178)
NONINTEREST INCOME
Securities gains, net	1,220	3,687	5,399
Other	18,345	18,134	17,495
Total noninterest income	19,565	21,821	22,894
NONINTEREST EXPENSE
Other noninterest expenses	77,763	89,556	80,414
Goodwill impairment			49,813
Total noninterest expense	77,763	89,556	130,227
INCOME (LOSS) BEFORE INCOME TAXES	6,667	(33,203)	(158,511)
Benefit for income taxes	0	0	(11,825)
NET INCOME (LOSS)	6,667	(33,203)	(146,686)
Preferred stock dividends and accretion on preferred stock discount	3,748	3,748	3,748
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 2,919	$ (36,951)	$ (150,434)
Net income (loss) per share of common stock
Diluted	$ 0.03	$ (0.48)	$ (4.74)
Basic	$ 0.03	$ (0.48)	$ (4.74)
Average common shares outstanding
Diluted	93,801,073	76,561,692	31,733,260
Basic	93,511,983	76,561,692	31,733,260